Indebtedness	12 Months Ended
Dec. 31, 2011
Indebtedness [Abstract]
Long-term Debt [Text Block]
Indebtedness

Indebtedness consisted of the following at December 31, 2011 and 2010 (in millions):

	December 31, 2011	December 31, 2010
6 7/8% Senior subordinated notes due 2014	$—	$267.7
5 7/8% Senior notes due 2021	300.0	—
4½% Senior term loan due 2016	259.4	—
Credit facility	665.0	—
1 3/4% Convertible senior subordinated notes due 2033	—	161.0
1 1/4% Convertible senior subordinated notes due 2036	183.4	175.2
Securitization facilities	—	113.9
Other long-term debt	62.0	0.2
	1,469.8	718.0
Less: Current portion of long-term debt	(60.1)	(0.1)
1 3/4% Convertible senior subordinated notes due 2033	—	(161.0)
Securitization facilities	—	(113.9)
Total indebtedness, less current portion	$1,409.7	$443.0

At December 31, 2011, the aggregate scheduled maturities of long-term debt, excluding the current portion of long-term debt, are as follows (in millions):

2013	$21.9
2014	22.1
2015	41.3
2016	825.7
2017	—
Thereafter	498.7
$1,409.7

Convertible senior subordinated notes

The following table sets forth as of December 31, 2011 and 2010 the carrying amount of the equity component, the principal amount of the liability component, the unamortized discount and the net carrying amount of the Company’s former 1 3/4% convertible senior subordinated notes and its 1 1/4% convertible senior subordinated notes (in millions):

	December 31,
	2011	2010
1¾% Convertible senior subordinated notes due 2033:
Carrying amount of the equity component	$—	$16.1

Principal amount of the liability component	$—	$161.0
Less: unamortized discount	—	—
Net carrying amount	$—	$161.0
1¼% Convertible senior subordinated notes due 2036:
Carrying amount of the equity component	$54.3	$54.3

Principal amount of the liability component	$201.3	$201.3
Less: unamortized discount	(17.9)	(26.1)
Net carrying amount	$183.4	$175.2

The following table sets forth the interest expense recognized for the years ended December 31, 2011, 2010 and 2009 relating to both the contractual interest coupon and the amortization of the discount on the liability component for the former 1 3/4% convertible senior subordinated notes and the 1 1/4% convertible senior subordinated notes (in millions):

	Years Ended December 31,
	2011	2010	2009
1¾% Convertible senior subordinated notes:
Interest expense	$0.9	$10.8	$11.3
1¼% Convertible senior subordinated notes:
Interest expense	$10.7	$10.2	$9.8

The effective interest rate on the liability component for the former 1 3/4% convertible senior subordinated notes and the 1 1/4% convertible senior subordinated notes for each of the years ended December 31, 2011, 2010 and 2009 was 6.1% for both notes. The unamortized discount for the former 1 3/4% convertible senior subordinated notes was amortized through December 2010 and the unamortized discount for the 1 1/4% convertible senior subordinated notes will be amortized through December 2013 as these were or are the earliest dates that the notes’ holders could or can require the Company to repurchase the notes.

Cash payments for interest were approximately $47.1 million, $47.0 million and $51.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company’s $201.3 million of 1 1/4% convertible senior subordinated notes due December 15, 2036, issued in December 2006, provide for (i) the settlement upon conversion in cash up to the principal amount of the notes with any excess conversion value settled in shares of the Company’s common stock, and (ii) the conversion rate to be increased under certain circumstances if the notes are converted in connection with certain change of control transactions occurring prior to December 15, 2013. Interest is payable on the notes at 1 1/4% per annum, payable semi-annually in arrears in cash on June 15 and December 15 of each year. The notes are convertible into shares of the Company’s common stock at an effective price of $40.73 per share, subject to adjustment. This reflects an initial conversion rate for the notes of 24.5525 shares of common stock per $1,000 principal amount of notes. The notes contain certain anti-dilution provisions designed to protect the holders’ interests. If a change of control transaction that qualifies as a “fundamental change” occurs on or prior to December 15, 2013, under certain circumstances the Company will increase the conversion rate for the notes converted in connection with the transaction by a number of additional shares (as used in this paragraph, the “make whole shares”). A fundamental change is any transaction or event in connection with which 50% or more of the Company’s common stock is exchanged for, converted into, acquired for or constitutes solely the right to receive consideration that is not at least 90% common stock listed on a U.S. national securities exchange, or approved for quotation on an automated quotation system. The amount of the increase in the conversion rate, if any, will depend on the effective date of the transaction and an average price per share of the Company’s common stock as of the effective date. No adjustment to the conversion rate will be made if the price per share of common stock is less than $31.33 per share or more than $180.00 per share. The number of additional make whole shares range from 7.3658 shares per $1,000 principal amount at $31.33 per share to 0.0083 shares per $1,000 principal amount at $180.00 per share for the year ended December 15, 2012, with the number of make whole shares generally declining over time. If the acquirer or certain of its affiliates in the fundamental change transaction has publicly traded common stock, the Company may, instead of increasing the conversion rate as described above, cause the notes to become convertible into publicly traded common stock of the acquirer, with principal of the notes to be repaid in cash, and the balance, if any, payable in shares of such acquirer common stock. At no time will the Company issue an aggregate number of shares of the Company’s common stock upon conversion of the notes in excess of 31.9183 shares per $1,000 principal amount thereof. If the holders of the Company’s common stock receive only cash in a fundamental change transaction, then holders of the notes will receive cash as well. Holders may convert the notes only under the following circumstances: (1) during any fiscal quarter, if the closing sales price of the Company’s common stock exceeds 120% of the conversion price for at least 20 trading days in the 30 consecutive trading days ending on the last trading day of the preceding fiscal quarter; (2) during the five business day period after a five consecutive trading day period in which the trading price per note for each day of that period was less than 98% of the product of the closing sale price of the Company’s common stock and the conversion rate; (3) if the notes have been called for redemption; or (4) upon the occurrence of certain corporate transactions. Beginning December 15, 2013, the Company may redeem any of the notes at a redemption price of 100% of their principal amount, plus accrued interest, as well as settle any excess conversion value with shares of the Company’s common stock. Holders of the notes may require the Company to repurchase the notes at a repurchase price of 100% of their principal amount, plus accrued interest, on December 15, 2013, 2016, 2021, 2026 and 2031, as well as settle any excess conversion value with shares of the Company’s common stock. Holders may also require the Company to repurchase all or a portion of the notes upon a fundamental change, as defined in the indenture, at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus any accrued and unpaid interest. The notes are senior subordinated obligations and are subordinated to all of the Company’s existing and future senior indebtedness and effectively subordinated to all debt and other liabilities of the Company’s subsidiaries.

The Company’s former 1 3/4% convertible senior subordinated notes due December 31, 2033, issued in June 2005, provided for the settlement upon conversion in cash up to the principal amount of the notes with any excess conversion value settled in shares of the Company’s common stock. The notes were unsecured obligations and were convertible into cash and shares of the Company’s common stock upon satisfaction of certain conditions. Interest was payable semi-annually in arrears on June 30 and December 31 of each year. The notes were convertible into shares of the Company’s common stock at an effective price of $22.36 per share, subject to adjustment. This reflected an initial conversion rate for the notes of 44.7193 shares of common stock per $1,000 principal amount of notes. The notes contained certain anti-dilution provisions designed to protect the holders’ interests. Holders were able to convert the notes only under the following circumstances: (1) during any fiscal quarter, if the closing sales price of the Company’s common stock exceeded 120% of the conversion price for at least 20 trading days in the 30 consecutive trading days ending on the last trading day of the preceding fiscal quarter; (2) during the five business day period after a five consecutive trading day period in which the trading price per note for each day of that period was less than 98% of the product of the closing sale price of the Company’s common stock and the conversion rate; (3) if the notes had been called for redemption; or (4) upon the occurrence of certain corporate transactions.

As of December 31, 2010, the closing sales price of the Company’s common stock had exceeded 120% of the conversion price of the 1¾% convertible senior subordinated notes for at least 20 trading days in the 30 consecutive trading days ending December 31, 2010, and, therefore, the Company classified the notes as a current liability. Future classification of the 1¼% convertible senior subordinated notes between current and long-term debt is dependent on the closing sales price of the Company’s common stock during future quarters.
During 2011, holders of the Company’s 1¾% convertible senior subordinated notes converted approximately $161.0 million of principal amount of the notes. The Company issued 3,926,574 shares associated with the $195.9 million excess conversion value of the notes. The Company reflected the repayment of the principal of the notes totaling $161.0 million within “Repurchase or conversion of convertible senior subordinated notes” within the Company’s Consolidated Statement of Cash Flows for the year ended December 31, 2011. During 2010, the Company repurchased approximately $37.5 million of principal amount of its 1¾% convertible senior subordinated notes plus accrued interest for approximately $58.1 million. The repurchase included approximately $21.1 million associated with the excess conversion value of the notes and resulted in a loss on extinguishment of approximately $0.2 million reflected in “Interest expense, net.” The Company reflected both the repurchase of the principal and the excess conversion value of the notes totaling $58.1 million within “Repurchase or conversion of convertible senior subordinated notes” in the Company’s Consolidated Statement of Cash Flows for the year ended December 31, 2010. In addition, during 2010, holders of the Company’s 1 3/4% convertible senior subordinated notes converted $2.7 million of principal amount of the notes. The Company issued 60,986 shares associated with the $2.7 million excess conversion value of the notes. The loss on extinguishment associated with the conversions of the notes was less than $0.1 million and was reflected in “Interest expense, net.” The Company reflected the repayment of the principal of the notes totaling $2.7 million within “Repurchase or conversion of convertible senior subordinated notes” within the Company’s Consolidated Statement of Cash Flows for the year ended December 31, 2010.

5 7/8%  Senior notes

On December 5, 2011, the Company completed its offering of $300.0 million of 5 7/8% senior notes due 2021 and received proceeds of approximately $296.6 million, after offering related fees and expenses. The Company used the net proceeds to fund a portion of the acquisition of GSI. The notes constitute senior unsecured and unsubordinated indebtedness. Interest is payable on the notes semi-annually in arrears on June 1 and December 1 of each year. At any time prior to September 1, 2021, the Company may redeem the notes, in whole or in part from time to time, at its option, at a redemption price equal to the greater of: (i) 100%of the principal amount plus accrued and unpaid interest, including additional interest, if any, to, but excluding, the redemption date; or (ii) the sum of the present values of the remaining scheduled payments of principal and interest (exclusive of interest accrued to the date of redemption) discounted to the redemption date at the treasury rate plus 0.5%, plus accrued and unpaid interest, including additional interest, if any. Beginning September 1, 2021, the Company may redeem the notes, in whole or in part from time to time, at its option, at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest, including additional interest, if any.
4 1/2% Senior term loan

The Company’s former €200.0 million of 6 7/8% senior subordinated notes due April 15, 2014, issued in April 2004, were redeemed at a price of 101.146% of their principal amount on May 2, 2011. The Company recorded a loss of approximately $3.1 million associated with the premium paid to the holders of the Company's former 6 7/8% senior subordinated notes and a write-off of approximately $1.2 million of unamortized deferred debt issuance costs associated with the redemption within “Interest expense, net” in the Company’s Consolidated Statements of Operations. The Company funded the redemption of the notes with a new €200.0 million term loan with Rabobank. The new term loan is due May 2, 2016. The Company has the ability to prepay the term loan before the maturity date. Interest is payable on the notes at 4 1/2% per annum, payable quarterly in arrears on March 31, June 30, September 30, and December 31 of each year. The term loan contains covenants restricting, among other things, the incurrence of indebtedness and the making of certain payments, including dividends, and is subject to acceleration in the event of default. The Company also has to fulfill financial covenants with respect to a total debt to EBITDA ratio and an interest coverage ratio.

Credit facility

On December 1, 2011, the Company entered into a new credit facility agreement providing for a $1.0 billion revolving credit and term loan facility, consisting of a $600.0 million multi-currency revolving credit facility and a $400.0 million term loan facility. The Company used the credit facility together with the $300.0 million 5 7/8% senior notes previously discussed, to fund the acquisition of GSI. The new credit facility replaced the Company’s former $300.0 million revolving credit facility, as discussed below. The maturity date of the new credit facility is December 1, 2016. The Company is required to make quarterly payments towards the term loan of $5.0 million commencing March 2012 increasing to $10.0 million commencing March 2015. Interest accrues on amounts outstanding under the credit facility, at the Company’s option, at either (1) LIBOR plus a margin ranging from 1.0% to 2.0% based on the Company’s leverage ratio, or (2) the base rate, which is equal to the higher of (i) the administrative agent’s base lending rate for the applicable currency, (ii) the federal funds rate plus 0.5%, and (iii) one-month LIBOR for loans denominated in US dollars plus 1.0% plus a margin ranging from 0.0% to 0.5% based on the Company’s leverage ratio. The credit facility contains covenants restricting, among other things, the incurrence of indebtedness and the making of certain payments, including dividends, and is subject to acceleration in the event of a default. The Company also has to fulfill financial covenants with respect to a total debt to EBITDA ratio and an interest coverage ratio. As of December 31, 2011, the Company had $665.0 million of outstanding borrowings under the credit facility and availability to borrow approximately $335.0 million.

The Company recorded $14.8 million of deferred costs associated with the issuance of its $300.0 million
5 7/8% senior notes and the establishment of its new credit facility within “Other assets” in the Company’s Consolidated Balance Sheet.

Former multi-currency revolving credit facility

The Company’s former credit facility provided for a $300.0 million unsecured multi-currency revolving credit facility. Interest accrued on amounts outstanding under the facility, at the Company’s option, at either (1) LIBOR plus a margin ranging between 1.00% and 1.75% based upon the Company’s total debt ratio or (2) the higher of the administrative agent’s base lending rate or one-half of one percent over the federal funds rate plus a margin ranging between 0.0% and 0.5% based upon the Company’s total debt ratio. The facility contained covenants restricting, among other things, the incurrence of indebtedness and the making of certain payments, including dividends, and was subject to acceleration in the event of a default, as defined in the facility. The Company also had to fulfill financial covenants with respect to a total debt to EBITDA ratio and an interest coverage ratio, as defined in the former credit facility. As of December 31, 2010, the Company had no outstanding borrowings under the former credit facility and the availability to borrow was $290.2 million.

Standby letters of credit and similar instruments

The Company has arrangements with various banks to issue standby letters of credit or similar instruments, which guarantee the Company’s obligations for the purchase or sale of certain inventories and for potential claims exposure for insurance coverage. At December 31, 2011 and 2010, outstanding letters of credit totaled $15.6 million and $9.8 million, respectively.